Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details)	Jun. 30, 2025
Miners [Member]
Schedule of Property Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years